Business Combination (Details Narrative) - USD ($)	1 Months Ended		3 Months Ended
	Jan. 31, 2021	Mar. 31, 2019	Mar. 31, 2021	Mar. 25, 2021
Total acquisition price		$ 8,600,000
Purchase consideration shares		200,000
Scouted Asset Purchase
Total acquisition price	$ 1,625,183
Purchase consideration shares	560,408
Price per share	$ 2.90
Shares held in reserve, recorded as contingent consideration	82,877
Cash consideration	$ 180,000
Total purchase price consideration	$ 1,800,000
Upsider Asset Purchase
Price per share				$ 3.15
Shares held in reserve, recorded as contingent consideration			129,851
Cash consideration			$ 69,983
Total purchase price consideration				$ 3,900,000
Shares received by shareholders of acquiree			807,734
Value of shares received by shareholders of acquiree				2,544,362
Earnout consideration				1,394,760
Fair value of earnout consideration				$ 1,325,003